UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07410

abrdn National Municipal Income Fund

(Exact name of registrant as specified in charter)

1900 Market Street, Suite 200

Philadelphia, PA 19103

(Address of principal executive offices) (Zip code)

Lucia Sitar, Esq.

c/o abrdn Inc.

1900 Market Street, Suite 200

Philadelphia, PA 19103

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 522-5465

Date of fiscal year end: March 31st

Date of reporting period: July 1, 2022 – June 30, 2023

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2022 TO JUNE 30, 2023

abrdn National Municipal Income Fund

The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: abrdn National Municipal Income Fund

By (Signature and Title)*	/s/Christian Pittard
Christian Pittard
President

Date: August 29, 2023